Loans, Allowance for Loan Losses and Impaired Loans (Details 7) (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) TDR	Sep. 30, 2016 USD ($) TDR	Sep. 30, 2015 USD ($) TDR
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Contracts | TDR	7	7	21
Pre-Modification Outstanding Recorded Investment	$ 201	$ 417	$ 4,010
Post-Modification Outstanding Recorded Investment	201	417	4,010
Specific Reserve	$ 0	$ 74	$ 63
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Contracts | TDR	3	4	7
Pre-Modification Outstanding Recorded Investment	$ 130	$ 396	$ 3,479
Post-Modification Outstanding Recorded Investment	130	396	3,479
Specific Reserve	$ 0	$ 74	$ 23
Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Contracts | TDR	0	0	0
Pre-Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	0	0	0
Specific Reserve	$ 0	$ 0	$ 0
Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Contracts | TDR	3	3	14
Pre-Modification Outstanding Recorded Investment	$ 28	$ 21	$ 531
Post-Modification Outstanding Recorded Investment	28	21	531
Specific Reserve	$ 0	$ 0	$ 40
Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Contracts | TDR	1	0	0
Pre-Modification Outstanding Recorded Investment	$ 43	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	43	0	0
Specific Reserve	0	0	0
Modified Rate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	37	1,537
Modified Rate | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	37	1,336
Modified Rate | Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Rate | Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	201
Modified Rate | Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Payment
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Payment | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Payment | Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Payment | Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Payment | Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Underwriting
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	77	380	1,593
Modified Underwriting | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	73	359	1,331
Modified Underwriting | Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Modified Underwriting | Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	4	21	262
Modified Underwriting | Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	124	0	880
Other | Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	57	0	812
Other | Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	0	0	0
Other | Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	24	0	68
Other | Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Modifications	$ 43	$ 0	$ 0